Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
2022 Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive Compensation Actually Paid (“CAP”) to our CEO and to our non-CEO NEOs and certain financial performance of the Company. CAP, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis (CD&A)” section above.
Year(1)	CEO		Former CEO		Other NEO Pay		Value of initial fixed $100 investment based on:		Net Income (in millions)	Net Operating Earnings Per Share (NOEPS)(7)
	Summary Compen- sation Table Total for CEO	Compen- sation Actually Paid (CAP) to CEO(2)	Summary Compen- sation Table Total for Former CEO	Compensation Actually Paid to Former CEO(2)	Average Summary Compen- sation Table Total for Other NEO's	Average Compen- sation Actually Paid to Other NEO's	Total Share- holder Return (TSR)	Dow Jones Index Peer Group TSR
2022(4)	$7,113,506	$6,720,202	$1,352,993	($3,953,194)(3)	$2,221,932	$1,305,705	$109	$119	$749.00	$1.47
2021(5)	$0	$0	$9,535,782	$13,795,347	$2,491,010	$3,453,360	$106	$117	$529.80	$1.37
2020(6)	$0	$0	$6,457,725	$2,329,180	$3,093,801	$1,632,643	$85	$99	($72.70)	$1.32
(1)	For 2022, the table includes Lloyd Yates as CEO and Joseph Hamrock as Former CEO. For 2021 and 2020, the table includes Joseph Hamrock.
(2)
Amounts for each year do not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year. In accordance with the SEC rules, the amounts reported in these columns for each year were calculated by making the adjustments shown in the following tables to amounts reported for the CEOs in the Summary Compensation Table in the total column.

(3)	As a result of Mr. Hamrock’s retirement, the value of all unvested equity awards were prorated.
(4)	For 2022, the other NEOs were Donald E. Brown, Shawn Anderson, Melody Birmingham, William Jefferson and Pablo A. Vegas.
(5)	For 2021, the other NEOs were Donald E. Brown, Pablo A. Vegas, Violet G. Sistovaris and Charles E. Shafer.
(6)	For 2020, the other NEOs were Donald E. Brown, Pablo A. Vegas, Violet G. Sistovaris and Carrie J. Hightman.
(7)	NOEPS is a non-GAAP financial measure. Appendix A to this Proxy Statement contains a full reconciliation of GAAP earnings per share to NOEPS.

Company Selected Measure Name	Net Operating Earnings Per Share (NOEPS)
Named Executive Officers, Footnote [Text Block]
(4)	For 2022, the other NEOs were Donald E. Brown, Shawn Anderson, Melody Birmingham, William Jefferson and Pablo A. Vegas.
(5)	For 2021, the other NEOs were Donald E. Brown, Pablo A. Vegas, Violet G. Sistovaris and Charles E. Shafer.
(6)	For 2020, the other NEOs were Donald E. Brown, Pablo A. Vegas, Violet G. Sistovaris and Carrie J. Hightman.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Amounts for each year do not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year. In accordance with the SEC rules, the amounts reported in these columns for each year were calculated by making the adjustments shown in the following tables to amounts reported for the CEOs in the Summary Compensation Table in the total column.

To calculate CAP, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
CEO SCT to CAP Reconciliation:
Year	Reported SCT Total		Reported Value of Equity Awards(a)		Equity Award Adjustments(b)		Reported Change in the Actuarial Present Value of Pension Benefits		Pension Benefits Adjustments		Compensation Actually Paid
2022	$7,113,506	–	$4,671,273	+	$4,277,969	–	$0	+	$0	=	$6,720,202
Former CEO SCT to CAP Reconciliation:
Year	Reported SCT Total		Reported Value of Equity Awards(a)		Equity Award Adjustments(b)		Reported Change in the Actuarial Present Value of Pension Benefits		Pension Benefits Adjustments		Compensation Actually Paid
2022	$1,352,993	–	$0	+	($5,306,187)	–	$0	+	$0	=	($3,953,194)
2021	$9,535,782	–	$6,953,903	+	$11,213,468	–	$0	+	$0	=	$13,795,347
2020	$6,457,725	–	$4,901,916	+	$773,371	–	$0	+	$0	=	$2,329,180
CEO Equity Adjustment to CAP Reconciliation (viii)

Year	Fiscal Year End Fair Value of Unvested Equity Awards(i)		Prior Fiscal Year End Fair Value of Unvested Equity Awards(ii)		Year over Year Change in Unvested Equity Awards(iii)	Fair Value as of Vesting Date of Equity Awards Vested in the Applicable Year(iv)		Prior Fiscal Year Fair Value of Equity Awards that Vested in the Applicable Year(v)		Year over Year Change in Equity Awards that Vested in the Applicable Year(vi)	Total Equity Award Adjustments(vii)
2022	$4,277,969	–	$0	=	$4,277,969	$0	–	$0	=	$0	$4,277,969
Former CEO Equity Adjustment to CAP Reconciliation (viii)

Year	Fiscal Year End Fair Value of Unvested Equity Awards(i)		Prior Fiscal Year End Fair Value of Unvested Equity Awards(ii)		Year over Year Change in Unvested Equity Awards(iii)	Fair Value as of Vesting Date of Equity Awards Vested in the Applicable Year(iv)		Prior Fiscal Year Fair Value of Equity Awards that Vested in the Applicable Year(v)		Year over Year Change in Equity Awards that Vested in the Applicable Year(vi)	Total Equity Award Adjustments(vii)
2022	$9,020,953	–	$14,498,631	=	($5,477,678 )	$3,789,917	–	$3,618,426	=	$171,491	($5,306,187)
2021	$18,117,056	–	$6,390,653	=	$11,726,403	$2,427,192	–	$2,940,127	=	($512,935)	$11,213,468
2020	$9,330,780	–	$8,445,743	=	$885,037	$3,679,530	–	$3,791,196	=	($111,666)	$773,371
(i)	The year-end fair value of any equity awards in the applicable year that are outstanding and unvested as of the end of the year.
(ii)	The year-end fair value of any equity awards in prior years that are outstanding and unvested as of the end of the applicable year.
(iii)	The amount disclosed in column (ii) subtracted from the amount disclosed in column (i).
(iv)	The vesting date fair value of awards granted in prior years that vest during the applicable year.
(v)	Prior year-end fair value of awards granted in prior years that vest during the applicable year, deduction for the amount equal to the fair value at the end of the prior fiscal year.
(vi)	The amount disclosed in column (v) subtracted from the amount disclosed in column (iv).
(vii)	The amount disclosed in column (iii) plus the amount disclosed in column (vi).
(viii)
Fair values reported in this table are computed in accordance with FASB ASC Topic 718. The grant date fair value of the RSUs is calculated based on the average market price of our common stock on the grant date, less the present value of any dividends not received during the vesting period. With respect to the PSUs subject to NOEPS goals, grant date fair value is based on the closing stock price of our common stock at grant date. With respect to the PSUs subject to the RTSR goals, grant date fair value is calculated based on a Monte Carlo valuation technique in accordance with FASB ASC Topic 718. All of the PSUs are subject to performance conditions; therefore, the value reported in this column for these awards is based upon the probable outcome of such conditions. For information on the valuation assumptions used in these computations, see Note 14 to our consolidated financial statements included in our 2022 Annual Report on Form 10-K.

Non-PEO NEO Average Total Compensation Amount	$ 2,221,932	$ 2,491,010	$ 3,093,801
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,305,705	3,453,360	1,632,643
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Other NEOs SCT to CAP Reconciliation:

Year	Average Reported SCT		Average Reported Value of Equity Awards(a)		Average Equity Award Adjustments(b)		Average Reported Change in the Actuarial Present Value of Pension Benefits		Average Pension Benefits Adjustments(c)		Average of Compensation Actually Paid
2022	$2,221,932	–	$1,218,690	+	$302,463	–	$0	+	$0	=	$1,305,705
2021	$2,491,010	–	$1,449,191	+	$2,415,827	–	$22,263	+	$17,977	=	$3,453,360
2020	$3,093,801	–	$2,002,865	+	$613,661	–	$87,911	+	$15,957	=	$1,632,643
(a)	Represents the sum of the amounts reported in the Summary Compensation Table in the Stock Awards Column.
(b)	See reconciliation of the Equity Award Adjustments below.
(c)	See reconciliation of the Average Pension Benefits Adjustments below.
Other NEOs Equity Adjustment to CAP Reconciliation (viii)

Year	Fiscal Year End Fair Value of Unvested Equity Awards(i)		Prior Fiscal Year End Fair Value of Unvested Equity Awards(ii)		Year over Year Change in Unvested Equity Awards(iii)	Fair Value as of Vesting Date of Equity Awards Vested in the Applicable Year(iv)		Prior Fiscal Year Fair Value of Equity Awards that Vested in the Applicable Year(v)		Year over Year Change in Equity Awards that Vested in the Applicable Year(vi)	Total Equity Award Adjustments(vii)
2022	$2,403,995	–	$2,120,332	=	$283,663	$415,464	–	$396,664	=	$18,800	$302,463
2021	$4,105,650	–	$1,607,251	=	$2,498,399	$390,766	–	$473,338	=	($82,572)	$2,415,827
2020	$2,365,276	–	$1,722,626	=	$642,650	$955,252	–	$984,241	=	($28,989)	$613,661
(i)	The year-end fair value of any equity awards in the applicable year that are outstanding and unvested as of the end of the year.
(ii)	The year-end fair value of any equity awards in prior years that are outstanding and unvested as of the end of the applicable year.
(iii)	The amount disclosed in column (ii) subtracted from the amount disclosed in column (i).
(iv)	The vesting date fair value of awards granted in prior years that vest during the applicable year.
(v)	Prior year-end fair value of awards granted in prior years that vest during the applicable year, deduction for the amount equal to the fair value at the end of the prior fiscal year.
(vi)	The amount disclosed in column (v) subtracted from the amount disclosed in column (iv).
(vii)	The amount disclosed in column (iii) plus the amount disclosed in column (vi).
(viii)
Fair values reported in this table are computed in accordance with FASB ASC Topic 718. The grant date fair value of the RSUs is calculated based on the average market price of our common stock on the grant date, less the present value of any dividends not received during the vesting period. With respect to the PSUs subject to NOEPS goals, grant date fair value is based on the closing stock price of our common stock at grant date. With respect to the PSUs subject to the RTSR goals, grant date fair value is calculated based on a Monte Carlo valuation technique in accordance with FASB ASC Topic 718. All of the PSUs are subject to performance conditions; therefore, the value reported in this column for these awards is based upon the probable outcome of such conditions. For information on the valuation assumptions used in these computations, see Note 14 to our consolidated financial statements included in our 2022 Annual Report on Form 10-K.

Other NEOs Pension Adjustment to CAP Reconciliation
Year	Plan	Service Cost	Prior Service Cost	Total Average Pension Benefit Adjustment (Service Cost ÷ by number of Other NEOs in applicable year)
2022	Pension Plan	$0	$0	$0
	Pension Restoration Plan	$0	$0	$0
	Total	$0	$0	$0
2021	Pension Plan	$41,946	$0	$10,486
	Pension Restoration Plan	$29,963	$0	$7,491
	Total	$71,909	$0	$17,977
2020	Pension Plan	$35,124	$0	$8,781
	Pension Restoration Plan	$28,702	$0	$7,176
	Total	$63,826	$0	$15,957

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP versus Total Shareholder Return The graph below represents the relationship between Compensation Actually Paid (CAP) and Total Shareholder Return (TSR).
Compensation Actually Paid vs. Net Income [Text Block]
CAP versus Net Income
The graph below shows the Company’s net income increasing consistently year over year, and the CEO and Other NEOs CAP varies year over year. The company does not use Net Income to determine compensation and is not included in incentive plans.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP versus Company Selected Measures: NOEPS
The graph below shows the Company’s net operating earnings per share increasing consistently year over year, yet the CEO and Other NEOs CAP varies year over year. NOEPS is a non-GAAP financial measure. Appendix A to this Proxy Statement contains a full reconciliation of GAAP earnings per share to NOEPS.

Total Shareholder Return Vs Peer Group [Text Block]	TSR: Company versus Peer Group As shown in the graph below, the Company’s three-year TSR is in line with peer companies and the Dow Industrial Utility Index.
Tabular List [Table Text Block]
Company Selected Performance Measures
The following were the three most important performance measures as determined by the Company that link compensation actually paid to our NEOs to the Company’s performance for the most recently completed fiscal year. NOEPS and RTSR are the only two financial measures used as part of the Company’s compensation programs. Safety is the most important non-financial measure used to link compensation actually paid to Company performance.
Company Selected Performance Measures
NOEPS
RTSR
Safety

Total Shareholder Return Amount	$ 109	106	85
Peer Group Total Shareholder Return Amount	119	117	99
Net Income (Loss)	$ 749,000,000	$ 529,800,000	$ (72,700,000)
Company Selected Measure Amount | $ / shares	1.47	1.37	1.32
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	NOEPS
Non-GAAP Measure Description [Text Block]
(7)	NOEPS is a non-GAAP financial measure. Appendix A to this Proxy Statement contains a full reconciliation of GAAP earnings per share to NOEPS.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	RTSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Safety
Lloyd Yates [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 7,113,506	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 6,720,202	0	0
PEO Name	Lloyd Yates
Joseph Hamrock [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,352,993	9,535,782	6,457,725
PEO Actually Paid Compensation Amount	$ (3,953,194)	$ 13,795,347	$ 2,329,180
PEO Name	Joseph Hamrock	Joseph Hamrock	Joseph Hamrock
PEO [Member] | Lloyd Yates [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,671,273)
PEO [Member] | Lloyd Yates [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,277,969
PEO [Member] | Lloyd Yates [Member] | Fiscal Year End Fair Value of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,277,969
PEO [Member] | Lloyd Yates [Member] | Prior Fiscal Year End Fair Value of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Lloyd Yates [Member] | Year Over Year Change in Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,277,969
PEO [Member] | Lloyd Yates [Member] | Fair Value as of Vesting Date of Equity Awards Vested in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Lloyd Yates [Member] | Prior Fiscal Year Fair Value of Equity Awards that Vested in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Lloyd Yates [Member] | Year over Year Change in Equity Awards that Vested in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Lloyd Yates [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Lloyd Yates [Member] | Pension Benefits Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Joseph Hamrock [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	$ (6,953,903)	$ (4,901,916)
PEO [Member] | Joseph Hamrock [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,306,187)	11,213,468	773,371
PEO [Member] | Joseph Hamrock [Member] | Fiscal Year End Fair Value of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,020,953	18,117,056	9,330,780
PEO [Member] | Joseph Hamrock [Member] | Prior Fiscal Year End Fair Value of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,498,631)	(6,390,653)	(8,445,743)
PEO [Member] | Joseph Hamrock [Member] | Year Over Year Change in Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,477,678)	11,726,403	885,037
PEO [Member] | Joseph Hamrock [Member] | Fair Value as of Vesting Date of Equity Awards Vested in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,789,917	2,427,192	3,679,530
PEO [Member] | Joseph Hamrock [Member] | Prior Fiscal Year Fair Value of Equity Awards that Vested in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,618,426	2,940,127	3,791,196
PEO [Member] | Joseph Hamrock [Member] | Year over Year Change in Equity Awards that Vested in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	171,491	(512,935)	(111,666)
PEO [Member] | Joseph Hamrock [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Joseph Hamrock [Member] | Pension Benefits Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Service Cost	0	71,909	63,826
Prior Service Cost	0	0	0
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,218,690)	(1,449,191)	(2,002,865)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	302,463	2,415,827	613,661
Non-PEO NEO [Member] | Fiscal Year End Fair Value of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,403,995	4,105,650	2,365,276
Non-PEO NEO [Member] | Prior Fiscal Year End Fair Value of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,120,332)	(1,607,251)	(1,722,626)
Non-PEO NEO [Member] | Year Over Year Change in Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	283,663	2,498,399	642,650
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Vested in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	415,464	390,766	955,252
Non-PEO NEO [Member] | Prior Fiscal Year Fair Value of Equity Awards that Vested in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(396,664)	(473,338)	(984,241)
Non-PEO NEO [Member] | Year over Year Change in Equity Awards that Vested in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,800	(82,572)	(28,989)
Non-PEO NEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(22,263)	(87,911)
Non-PEO NEO [Member] | Pension Benefits Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	17,977	15,957
Non-PEO NEO [Member] | Pension Plan Adjustments in Pension Plan [Member]
Pay vs Performance Disclosure [Table]
Service Cost	0	41,946	35,124
Prior Service Cost	0	0	0
Adjustment to Compensation Amount	0	10,486	8,781
Non-PEO NEO [Member] | Pension Plan Adjustments in Pension Restoration Plan [Member]
Pay vs Performance Disclosure [Table]
Service Cost	0	29,963	28,702
Prior Service Cost	0	0	0
Adjustment to Compensation Amount	$ 0	$ 7,491	$ 7,176